Supplemental Disclosures of Cash Flow Information (USD $)	9 Months Ended		12 Months Ended		105 Months Ended	114 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2010	Jul. 31, 2011
Cash paid for Interest	$ 70,372	$ 288,842				$ 603,972
Equipment acquired under notes payable	0	0	0	0	45,580	45,580
Common stock issued to Founders	0	0	0	0	40	40
Notes payable and accrued interest converted to Preferred Stock	0	0	0	0	15,969	15,969
Stock dividend on Preferred Stock	0	0	0	0	43,884	43,884
Accounts Payable from consultants settled with Common Stock	0	0	0	51,978	51,978	51,978
Notes payable and embedded derivative liabilities converted to Common Stock	(1,638,673)	3,322,092	3,322,092	0	5,835,250	5,835,250
Intangible assets acquired with notes payable	0	0	0	0	360,000	360,000
Intangible assets acquired with common stock	0	70,000	70,000	0	70,000	70,000
Debt discount in connection with recording the original value of the embedded derivative liability	3,622,701	539,354	578,770	1,579,646	2,661,212	5,781,390
Allocation of the original secured convertible debentures to warrants	0	0	0	0	214,950	214,950
Allocation of the warrants on Bridge Notes as debt discount	778,052	639,735	712,036	940,511	1,652,547	2,430,599
Cancellation of Note Receivable in connection with Preferred Stock Redemption	(3,051,000)	0				(3,051,000)
Note Receivable in connection with the exercise of warrants	2,389,500	6,250,970	10,659,710	0	10,659,710	13,049,210
Warrants Issued in connection with issuance of Common Stock	0	0	0	0	1,505,550	1,505,550
Warrants Issued in connection with issuance of Preferred Stock	$ 0	$ 0	$ 0	$ 3,587,625	$ 3,587,625	$ 3,587,625